February 2, 2023
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re: Vanguard Quantitative Funds (the “Trust”)
File No. 33-08553
Commissioners:
Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectuses and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.
Sincerely,
/s/Kerry K. Bender
Kerry K. Bender
Assistant General Counsel
The Vanguard Group, Inc.
Enclosures
cc: Lisa N. Larkin
U.S. Securities and Exchange Commission